Other Information (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Cumulative currency translation adjustment	$ (178,372)	$ (212,761)
Cumulative unrealized gain (losses) on security	66,982	41,302
Cumulative other adjustments	6,286	5,708
Cumulative unrealized gain (losses) on cash flow derivatives	(48,180)	(100,292)	(134,067)
Total accumulated other comprehensive loss	$ (153,284)	$ (266,043)